NATURE OF THE BUSINESS (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of operating segments
We report our results of operations in three reportable segments. Each segment and the nature of its business is as follows:

Segment	Principal activities
Wireless	Wireless telecommunications operations for Canadian consumers and businesses.
Cable
Cable telecommunications operations, including Internet, television, telephony (phone), and smart home monitoring services for Canadian consumers and businesses, and network connectivity through our fibre network and data centre assets to support a range of voice, data, networking, hosting, and cloud-based services for the business, public sector, and carrier wholesale markets.

Media	A diversified portfolio of media properties, including sports media and entertainment, television and radio broadcasting, specialty channels, multi-platform shopping, and digital media.

INFORMATION BY SEGMENT

Year ended December 31, 2019	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals

(In millions of dollars)

Revenue	5	9,250	3,954	2,072	(203)	15,073
Operating costs	6	4,905	2,035	1,932	(11)	8,861

Adjusted EBITDA		4,345	1,919	140	(192)	6,212

Depreciation and amortization	7, 8, 9					2,488
Restructuring, acquisition and other	10					139
Finance costs	11					840
Other income	12					(10)

Income before income tax expense						2,755

Capital expenditures [1]	7, 29	1,320	1,153	102	232	2,807
Goodwill	9	1,160	1,808	955	—	3,923
Total assets		20,105	7,891	2,550	6,473	37,019

[1]	Includes proceeds on disposition of $38 million (see note 29).

Year ended December 31, 2018	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals

(In millions of dollars)

Revenue	5	9,200	3,932	2,168	(204)	15,096
Operating costs	6	5,110	2,058	1,972	(27)	9,113

Adjusted EBITDA		4,090	1,874	196	(177)	5,983

Depreciation and amortization	7, 8, 9					2,211
Gain on disposition of property, plant and equipment	7					(16)
Restructuring, acquisition and other	10					210
Finance costs	11					793
Other income	12					(32)

Income before income tax expense						2,817

Capital expenditures [1]	7, 29	1,086	1,429	90	185	2,790
Goodwill	9	1,160	1,808	937	—	3,905
Total assets		16,572	7,666	2,438	5,242	31,918

[1]	Includes proceeds on disposition of $25 million (see note 29).